Hedging activities - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Derivatives (Note 13)	€ 376	€ 46
Liabilities:
Derivatives (Note 13)	66	77
Commodity contracts | Non-current derivative assets
Assets:
Derivatives (Note 13)	75	6
Commodity contracts | Current derivative assets
Assets:
Derivatives (Note 13)	128	13
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	3	9
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 13)	5	24
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives (Note 13)	3	0
Foreign currency contracts | Current derivative assets
Assets:
Derivatives (Note 13)	16	3
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	0	6
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 13)	14	4
Interest rate and cross currency swaps | Non-current derivative assets
Assets:
Derivatives (Note 13)	148	0
Interest rate and cross currency swaps | Current derivative assets
Assets:
Derivatives (Note 13)	6	0
Interest rate and cross currency swaps | Non-current derivative liabilities
Liabilities:
Derivatives (Note 13)	44	0
Interest rate and cross currency swaps | Current derivative liabilities
Liabilities:
Derivatives (Note 13)	0	34
Deal contingent foreign currency forwards | Current derivative assets
Assets:
Derivatives (Note 13)	€ 0	€ 24